Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000144795
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	10.71%		6.92%
Without Sales Load [Member] | C000144796
Average Annual Return [Line Items]
Average Annual Return, Percent	18.27%	10.59%		6.81%
Without Sales Load [Member] | C000184324
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%	10.95%	7.45%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%	8.36%